SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at beginning of the year	$ 935	$ 1,444
First time consolidation of Pointer Brazil	263
Deductions	(364)	(722)
Charged to expenses	412	209
Foreign currency translation adjustment	24	4
Balance at end of year	$ 1,270	$ 935